MINERAL EXPLORATION PROPERTIES (Detail Textuals 3) (Doran Property, Quebec, CAD)	0 Months Ended	12 Months Ended	0 Months Ended
	Mar. 15, 2005	Dec. 31, 2013 Abbastar Holdings Inc Claim ha	Mar. 15, 2005 Payment Date On Or Before March 25, 2005	Mar. 15, 2005 Payment Date On Or Before March 15, 2006	Mar. 15, 2005 Payment Date On Or Before March 15, 2007	Mar. 15, 2005 Payment Date On Or Before March 15, 2007 Abbastar Holdings Inc	Mar. 15, 2005 Payment Date On Or Before March 15, 2008	Mar. 15, 2005 Payment Date On Or Before March 15, 2008 Abbastar Holdings Inc
Mineral Exploration Properties [Line Items]
Percentage of option to acquire interest in business unit	100.00%
Cash portion of the acquisition price	220,000		35,000	35,000	75,000		75,000
Common shares issued	75,000		12,500	12,500	25,000		25,000
Expenditure on the Doran property	1,000,000			200,000		300,000		500,000
Number of claims		3
Area of land		165
Property interest percentage of Net Smelter Return (NSR)		2.50%
Description of right to purchase		three-fifths of the NSR, or 1.5%, for $1,750,000